NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE - 0.3%
1,712	Embraer S.A. - ADR	$ 123,641

	ASSET MANAGEMENT - 0.5%
8,758	XP, Inc., Class A	188,560

	AUTOMOTIVE - 1.5%
10,452	Li Auto, Inc., Class A - ADR(a)	183,851
30,925	NIO, Inc. - ADR(a)	150,605
13,712	XPeng, Inc. - ADR(a)	240,782
		575,238
	BANKING - 16.0%
57,798	Banco Bradesco S.A. - ADR	236,394
6,445	Banco de Chile - ADR	264,761
11,236	Banco Santander Brasil S.A. - ADR	73,146
7,047	Banco Santander Chile - ADR	238,964
30,103	Bank Central Asia Tbk P.T. - ADR	319,092
17,728	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	203,517
61,152	China Construction Bank Corporation - ADR	1,240,164
823	Credicorp Ltd.	285,070
8,147	Grupo Aval Acciones y Valores S.A. - ADR	33,321
3,697	Grupo Cibest S.A. - ADR	250,952
19,752	HDFC Bank Ltd. - ADR	629,101
15,165	ICICI Bank Ltd. - ADR	462,684
805	Intercorp Financial Services, Inc.	38,946
38,476	Itau Unibanco Holding S.A. - ADR	348,208
4,801	KB Financial Group, Inc. - ADR	528,110
15,951	NU Holdings Ltd./Cayman Islands, Class A(a)	238,946
6,321	Shinhan Financial Group Company Ltd. - ADR	422,306
5,798	Woori Financial Group, Inc. - ADR	435,198
		6,248,880
	BEVERAGES - 1.8%
100,899	Ambev S.A. - ADR	318,841
1,453	Coca-Cola Femsa S.A.B. de C.V. - ADR	161,501

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	BEVERAGES - 1.8% (Continued)
1,859	Fomento Economico Mexicano S.A.B. de C.V. - ADR	$ 208,803
		689,145
	BIOTECH & PHARMA - 2.6%
1,828	BeOne Medicines Ltd. - ADR(a)	579,458
17,676	Dr Reddy's Laboratories Ltd. - ADR	254,181
7,022	HUTCHMED China Ltd. - ADR(a)	100,625
4,326	Zai Lab Ltd. - ADR(a)	83,146
		1,017,410
	CHEMICALS - 0.5%
14,411	Sasol Ltd. - ADR(a)	128,546
743	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	56,691
		185,237
	CONSTRUCTION MATERIALS - 0.4%
13,249	Cemex S.A.B. de C.V. - ADR	165,745

	CONSUMER SERVICES - 0.3%
929	New Oriental Education & Technology Group, Inc. - ADR	50,770
8,012	TAL Education Group - ADR(a)	84,366
		135,136
	E-COMMERCE DISCRETIONARY - 4.5%
7,258	Coupang, Inc.(a)	138,483
288	MercadoLibre, Inc.(a)	506,182
9,226	PDD Holdings, Inc. - ADR(a)	957,013
7,645	Vipshop Holdings Ltd. - ADR	133,176
		1,734,854
	ELECTRIC UTILITIES - 1.4%
1,396	Axia Energia S.A. - ADR(a)	16,375
5,536	Centrais Eletricas Brasileiras S.A. - ADR	66,875
27,168	Cia Energetica de Minas Gerais - ADR	64,388
7,089	Companhia Paranaense de Energia - ADR	82,162
23,829	Enel Chile S.A. - ADR	99,367
10,946	Korea Electric Power Corporation - ADR(a)	213,446
		542,613

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	ENTERTAINMENT CONTENT - 2.7%
15,820	Bilibili, Inc. - ADR(a)	$ 441,378
5,151	NetEase, Inc. - ADR	592,210
		1,033,588
	FOOD - 0.3%
7,547	JBS N.V., Class A(a)	127,469

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
3,469	Suzano S.A. - ADR	39,304

	GAS & WATER UTILITIES - 0.2%
2,067	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	62,031

	INSURANCE - 2.4%
53,095	Ping An Insurance Group Company of China Ltd. - ADR	919,074

	INTERNET MEDIA & SERVICES - 4.6%
4,358	Autohome, Inc. - ADR	83,586
8,132	Kanzhun Ltd. - ADR	130,763
12,709	KE Holdings, Inc., Institutional Class - ADR	209,063
22,088	Meituan - ADR(a)	454,129
63,737	Naspers Ltd., Class N - ADR	712,580
3,793	Trip.com Group Ltd. - ADR	199,588
		1,789,709
	LEISURE FACILITIES & SERVICES - 0.8%
2,180	Atour Lifestyle Holdings Ltd. - ADR	85,609
2,214	H World Group Ltd. - ADR	121,327
2,468	Yum China Holdings, Inc.	135,518
		342,454
	METALS & MINING - 6.0%
3,570	Anglogold Ashanti plc	456,139
2,936	Cia de Minas Buenaventura S.A.A. - ADR	128,215
2,414	DRDGOLD Ltd. - ADR	93,905
6,831	Gold Fields Ltd. - ADR	401,936

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	METALS & MINING - 6.0% (Continued)
5,252	Harmony Gold Mining Company Ltd. - ADR	$ 119,483
10,229	Impala Platinum Holdings Ltd. - ADR	226,470
4,262	Sibanye Stillwater Ltd. - ADR	75,480
31,875	Vale S.A. - ADR	547,612
14,574	Valterra Platinum Ltd. - ADR	283,610
		2,332,850
	OIL & GAS PRODUCERS - 3.7%
13,322	Cosan S.A. - ADR(a)	66,077
23,995	Petroleo Brasileiro S.A. - ADR	399,037
13,183	Reliance Industries Ltd. - GDR(b)	808,117
21,631	Ultrapar Participacoes S.A. - ADR	109,237
935	Vista Energy S.A.B. de C.V. - ADR(a)	53,987
		1,436,455
	RETAIL - DISCRETIONARY - 0.2%
3,568	MINISO Group Holding Ltd. - ADR	64,295

	SEMICONDUCTORS - 19.2%
47,084	ASE Technology Holding Company Ltd. - ADR	1,143,670
16,452	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,162,590
14,219	United Microelectronics Corporation - ADR	148,446
		7,454,706
	SOFTWARE - 0.3%
7,117	Sound Group, Inc. - ADR	98,286

	SPECIALTY FINANCE - 0.2%
5,952	Qifu Technology, Inc. - ADR	86,661

	STEEL - 2.0%
33,290	Gerdau S.A. - ADR	134,492
9,295	POSCO Holdings, Inc. - ADR	646,839
		781,331
	TECHNOLOGY HARDWARE - 12.7%
455	Fabrinet(a)	248,262
64,445	Hon Hai Precision Industry Company Ltd. - GDR	986,009

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TECHNOLOGY HARDWARE - 12.7% (Continued)
1,007	Samsung Electronics Company Ltd. - GDR	$ 3,667,494
		4,901,765
	TECHNOLOGY SERVICES - 0.8%
15,567	Infosys Ltd. - ADR	224,787
3,069	StoneCompany Ltd.(a)	51,559
14,977	Wipro Ltd. - ADR	33,249
		309,595
	TELECOMMUNICATIONS - 6.7%
13,822	America Movil S.A.B. de C.V. - ADR	359,648
12,680	Chunghwa Telecom Company Ltd. - ADR	548,284
5,336	GDS Holdings Ltd. - ADR(a)	220,430
17,997	KT Corporation - ADR	428,329
867	Millicom International Cellular S.A.	63,196
5,685	PLDT, Inc. - ADR	136,042
16,680	SK Telecom Company Ltd. - ADR	506,071
3,889	Telefonica Brasil S.A. - ADR	65,763
5,700	Telkom Indonesia Persero Tbk P.T. - ADR	121,239
1,658	TIM S.A. - ADR	45,562
19,141	Turkcell Iletisim Hizmetleri A/S - ADR	129,010
		2,623,574
	TRANSPORTATION & LOGISTICS - 3.6%
40,291	Full Truck Alliance Company Ltd. - ADR	377,929
1,488	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	181,774
606	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	158,021
707	Grupo Aeroportuario del Sureste SAB de C.V. - ADR	254,287
1,011	Latam Airlines Group S.A. - ADR	56,778
14,234	ZTO Express Cayman, Inc. - ADR	347,024
		1,375,813

	TOTAL COMMON STOCKS (Cost $28,016,264)	37,385,419

	TOTAL INVESTMENTS - 96.3% (Cost $28,016,264)	$ 37,385,419
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	1,456,406
	NET ASSETS - 100.0%	$ 38,841,825

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.A.A.	- Société Anónima Abierta
S.A.B de C.V.	- Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the total market value of Rule 144A securities is $808,117 or 2.1% of net assets.